Long-Term Debt and Warrants	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt and Warrants
Note 7 — Long-Term Debt and Warrants
The following summarizes the Company’s Convertible Notes, Company Warrants and Original Warrants by investor as of December 31, 2023:

	Convertible Notes		Warrants
Investor	Principal	Fair Value (2)	Number of Warrants Outstanding (3)	Fair Value (2)
JMCM Holdings LLC (1)	$9,691,730	$34,548,016	5,684,354	$11,459,489
SherpaVentures Fund II, LP	5,127,490	18,277,913	2,212,768	4,469,926
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,000,000	7,129,381	866,337	1,750,053
Adam London	1,000,000	3,564,690	433,168	875,026

Total Convertible Notes and Warrants	$17,819,220	$63,520,000	9,196,627	$18,554,494

(1)	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
(2)
Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in
Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies
as well as
Note 5 — Fair Value Measurements
in these consolidated financial statements.

(3)	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows:

Investor	Convertible Notes	Company Warrants	Original Warrants
JMCM Holdings LLC	$9,691,730	$1,023,044	$6,005,975
SherpaVentures Fund II, LP	5,127,490	276,596	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,000,000	108,292	—
Adam London	1,000,000	54,146	—

Total Convertible Notes and Warrants	$17,819,220	$1,462,078	$6,005,975

Original Note and Original Warrant Issuance
On August 4, 2023, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional investor (the “Original Investor”) pursuant to which the Original Investor agreed to purchase, and the Company agreed to issue and sell in a registered direct offering to the Original Investor, $12.5 million aggregate principal amount of Senior Secured Notes due 2024 (the “Original Note”) and the Original Warrants. The shares of Class A Common Stock issuable pursuant to the Original Warrants are referred to as the “Original Warrant Shares.”
The Original
 Note was issued at 97% of par, resulting in net cash proceeds of $
12.1
 million, after deducting the $
0.4
 million discount fee withheld by the lender and before placement agent fee and offering expenses. In connection with entering into the Original Note, the Company incurred $
1.4
 million of offering expenses, including agent fees, accounting and legal fees paid directly to the lenders and other direct third-party costs. Total issuance costs also include the fair value of $
6.0
 million of warrants. The Company allocated all costs to the Original Note including lender discount fees, third-party issuance costs and fair value of warrants for an aggregate of $
7.8
 million as unamortized discount, which are being amortized to non-cash
interest expense over the term of the Original Note using the effective interest method.
The Original Warrants were initially recognized as a component of permanent stockholders’ equity within additional paid-in-capital
on the consolidated balance sheets and were recorded at the issuance date using a relative fair value allocation method. During the fourth quarter of 2023, the Company reclassified the Original Warrants as liability classified on the consolidated balance sheet. This resulted in a $4.8 million reversal of equity and the recognition of $6.0 million warrants to purchase common stock on the consolidated balance sheets. The Original Warrants are subject to remeasurement each reporting period. As a result of the reclassification, the Company recognized a gain of $3.0 million related to the change in fair value of the Original Warrants as of December 31, 2023, of which $4.5 million gain related to the change in fair value of the Original Warrants as of September 30, 2023. The Company does not believe the reclassification is material to its consolidated financial statements as a whole.

The Company determined the fair value of the Original Warrants as of August 4, 2023 and December 31, 2023 using the Black-Scholes option pricing model and applying the following assumptions:

	August 4, 2023	December 31, 2023
Expected terms (years)	5.0	4.6
Expected volatility	91.8%	109.8%
Risk-free interest rate	4.15%	3.84%
Expected dividend rate	—	—
Value per share	$5.71	$2.28
Exercise Price	$6.75	$0.81
The net proceeds to the Company after deducting lender fees, cash paid to third-parties for issuance costs and the fair value of Original Warrants was as follows:

in thousands
Senior Note Principal	$12,500
Less: lender original issue discount (1)	375

Net cash proceeds	12,125
Less: cash expenses for third-party issuance costs (1)	1,356

Net proceeds after lender fees and third-party issuance costs	10,769
Less: Discount associated with fair value of Warrants (1)	6,005

Senior Note, net proceeds after lender fees, third-party issuance costs and Warrants	$4,764

(1)	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
Beginning on October 11, 2023, the minimum cash requirement of $15.0 million under the Original Note was not maintained by the Company in accordance with the terms of the Original Note, for which the Original Investor agreed to waive the event of default through October 31, 2023 (the “Waiver”) provided that the Company maintained at least $10.5 million of cash and cash equivalents in one or more deposit accounts subject to one or more control agreements entered into in favor of the Senior Investor (the “Revised Cash Requirement”). As a result of the defaults and the Waiver provided, the Company made a payment to the Original Note Investor of approximately $2.1 million, plus accrued interest, of which $2.0 million was applied as a principal reduction on the Original Note and a $0.1 million was paid as accrued and unpaid interest and a penalty.
Commencing on October 11, 2023 and continuing through the date on which such event of default has been cured, the interest rate on the Original Note has accrued and is continuing to accrue at 15.0% per annum (the “Default Interest”). Pursuant to Section 10(B)(ii) of the Original Note, the Original Note Investor has the option to declare the Original Note (or any portion thereof) to become due and payable in cash in an amount equal to 115.0% of the accelerated principal amount of the Original Note, plus accrued and unpaid interest (including Default Interest). Beginning on October 30, 2023, the Revised Cash Requirement had again not maintained by the Company in accordance with the terms of the Waiver and no additional waivers were obtained. The Company also did not deliver the Compliance Certificate required to be delivered on or before November 1, 2023. Therefore, as of October 30, 2023, an event of default was in effect under Sections 8(J)(i) and 8(J)(iii) of the Original Note (the “Existing Defaults”).
On November 1, 2023, the Company paid the Original Investor a scheduled amortization payment in the amount of approximately $3.1 million, consisting of the $2.5 million amortization payment paid at the 115.0% event of default rate, plus accrued and unpaid interest at the Default Interest rate. This was in addition to the payment made on or around October 11, 2023. As of November 1, 2023, following the amortization payment, the aggregate principal amount outstanding under the Original Note was $8.0 million.
The Original Note and Original Warrants were subsequently purchased on November 6, 2023, by JMCM and ACME II (a portion of the Original Note only) in connection with the Bridge Financing (discussed immediately below). JMCM and ACME II are referred to as the Initial Investors. On November 21, 2023, the Original Note was later reissued, together with the Bridge Notes, in the form of the Convertible Notes as described below in Subsequent Financing.
The Original Note and Original Warrants are incorporated by reference as Exhibits 4.3 and 4.4, respectively, to the Annual Report to which these consolidated financial statements are a part.
Bridge Financing and Original Note and Original Warrant Purchase
On November 6, 2023, the Company closed the Initial Financing with the Investors pursuant to the Initial Financing Agreement. This Initial Financing was connected to the Company’s the execution of a non-binding
term sheet (the “Term Sheet”), which contemplated a financing of at least $15.0 million, from the Investors and other potential investors, and up to $25.0 million (the “Proposed Financing”).
The Company and its subsidiaries issued senior secured bridge notes (the “Bridge Notes”) to the Initial Investors in the aggregate principal amount of approximately $3.1 million due November 17, 2023. The Bridge Notes ranked equally as to payment and lien priority with the Original Note, secured by first-priority security interest in all tangible and intangible assets, now owned and hereafter created or acquired, of the same collateral as the Original Note and guaranteed by all of the subsidiaries of the Company. The Company recorded the initial fair value of the Bridge Notes as of November 6, 2023 of $2.8 million.
The Bridge Notes also included an additional uncommitted delayed draw term loan pursuant to which the Company may request, subject to the satisfaction or waiver of customary conditions precedent, including the satisfaction of certain performance milestones, and JMCM may make, in its sole discretion, one or more additional loans after the Closing Date and prior to the Maturity Date in an aggregate principal amount not to exceed $2.5 million (the “Additional JMCM Bridge Notes”).
The Initial
 Investors also purchased warrants (the “Bridge Warrants”) to purchase up to 3,992,368 shares of the Company’s Class A Common Stock at a purchase price of $0.125 per Bridge Financing Warrant for an aggregate purchase price of approximately $2.2 million. The Bridge Warrants were immediately exercisable at a per share exercise price of $0.808 per Bridge Warrant, subject to certain adjustments and expire on November 6, 2028. The Company has determined the Bridge Warrants are liability classified and upon issuance, has recorded the warrants at fair value of $0.8 million. The Company has recorded these as debt issuance costs related to the Bridge Notes and has expensed the amount to the consolidated statements of operations. As of December 31, 2023, the fair value of the Bridge Warrants was $2.7 million and the Company recognized a loss on the change in fair value of the Bridge Warrants of $1.9 million.
Net proceeds from the Initial Financing, after deducting estimated offering expenses, were approximately $2.6 million.
In connection with the Initial Financing, the Initial Investors purchased the remaining $8.0 million aggregate principal amount of the Original Note, accrued and unpaid interest of $0.02 million and a $1.2 million event of default penalty on the Original Note from the Original Investor, pursuant to which Company was in default under as of October 30, 2023. See
Original Note and Original Warrant Issuance
above
.
On November 6, 2023, JMCM also purchased the Original Warrants from the Original Investor at which time the Original Warrants were modified and repriced for an exercise price of $0.808 per underlying share.

Pursuant to the Initial Financing Agreement, the Initial Investors agreed to waive certain existing and prospective defaults and events of default under the Original Note, including the events of default under the Original Note and the requirement for the Company to comply with the minimum liquidity financial covenant in the Original Note until November 17, 2023. The Initial Investors also purchased the Original Lender’s rights under the Original Financing Agreement and related transaction and security documents, which Original Financing Agreement was amended by the Initial Financing Agreement.
As of November 6, 2023, the aggregate carrying amount of $9.2 million included the Original Note $8.0 million principal, $1.2 million event of default penalty and accrued and unpaid interest of less than $0.1 million. At issuance of the Bridge Notes, the Company recognized the fair value of the Bridge Notes of $8.3 million with the remaining $2.2 million allocated to the Bridge Warrants.
The Company accounted for the assignment of the Original Note between the Original Note Investor and the Bridge Note Investors as an extinguishment of debt under ASC 470. The Company recognized a loss on extinguishment of the Original Note of $
7.9
 million on the consolidated statements of operations for the year ended December 31, 2023.
On November 13, 2023, JMCM loaned the full amount of the delayed draw term loan (the “Additional Advance”), thereby increasing the outstanding principal balance due on the JMCM Bridge Note by an additional $2.5 million. There were no other changes to the JMCM Bridge Note, including to the Maturity Date. In connection with the issuance of the Additional Advance, JMCM also purchased warrants (the “Additional Bridge Warrants”) to purchase up to 869,781 shares of the Company’s Class A Common Stock (the “Additional Warrant Shares”) at a purchase price of $0.125 per Additional Bridge Warrant for an aggregate purchase price of approximately $108,723 that are immediately exercisable at an exercise price of $1.006 per Additional Warrant Share, subject to certain adjustments and that expire on November 13, 2028. The Additional Bridge Warrants have the same terms and conditions as the Bridge Warrants.
The Company has determined the Additional Bridge Warrants are liability classified and upon issuance, has recorded the Additional Bridge Warrants at fair value of $1.4 million. The Company has recorded these as debt issuance costs related to the Additional JMCM Bridge Notes and has expensed the amount, net of cash consideration received, to the consolidated statements of operations. As of December 31, 2023, the fair value of the Additional Bridge Warrants was $2.2 million and the Company recognized a loss on the change in fair value of the Additional Bridge Warrants of $0.8 million.
Subsequent Financing
O
n November 21, 2023, the Company closed a subsequent financing (the “Subsequent Financing”) with the Initial Investors, Chris Kemp, the Company’s Chief Executive Officer, chairman and a director, through the Chris Kemp Living Trust dated February 10, 2023 (the “Kemp Trust”), and Adam London, the Company’s Chief Technology Officer and a director (“Dr. London” and together with the Kemp Trust, the “Additional Investors” and collectively with JMCM and ACME II, the “Investors”), pursuant to Original Financing Agreement, as amended by the Initial Financing Agreement (the “Subsequent Financing Agreement”).
Pursuant to the Subsequent Financing Agreement, (i) the Company, its subsidiaries and the Initial Investors agreed to amend and modify the terms of the Original Notes and the Bridge Notes in their entirety in accordance with the form of Convertible Note in exchange for the Company’s reimbursement of a premium (including accrued interest thereon from November 6, 2023), of approximately $1.2 million paid by the Initial Investors in connection with their purchase of the Original Notes and Original Warrants from the Original Investor, which amount was capitalized and added to the outstanding principal amount of the Convertible Notes; (ii) the Additional Investors agreed to purchase (x) an additional $3.0 million aggregate principal amount of Convertible Notes at 100% of the aggregate principal amount of such Convertible Notes and (y) Company Warrants to purchase up to 1,299,505 shares of Class A Common Stock at a purchase price of $0.125 per Company Warrant for an aggregate purchase price of approximately $162,438 that are immediately exercisable at an exercise price of $0.808 per share of Class A Common Stock, subject to certain adjustments, and that expire on November 21, 2028; (iii) the Additional Bridge Warrants were exchanged for Company Warrants to purchase up to 1,082,921 shares of the Class A Common Stock in exchange for the payment by JMCM to the Company of $26.6 thousand as additional consideration for the Company Warrants that are immediately exercisable at an exercise price of $0.808 per share of Class A Common Stock, subject to certain adjustments, and that expire on November 13, 2028; and (iv) the Bridge Warrants were exchanged for Company Warrants for no additional consideration that are immediately exercisable at an exercise price of $0.808 per share of Class A Common Stock, subject to certain adjustments, and that expire on November 6, 2028. Accordingly, upon closing of the Subsequent Financing, the Company had outstanding approximately $17.8 million aggregate principal amount of Convertible Notes and Company Warrants to purchase up to 7,696,627 shares of the Class A Common Stock, at an exercise price of $0.808, subject to certain adjustments. The terms of the Original Warrant for the purchase of up to 1,500,000 shares of the Class A Common Stock were not affected by the Subsequent Financing.
Net proceeds from the Subsequent Financing, after deducting estimated offering expenses, were approximately $
2.7
 million.
The Company elected to account for the Convertible Notes under the fair value option and recognized the initial fair value of the Convertible Notes as of November 21, 2023 of $41.6 million and $10.3 million related to the fair value of the Company Warrants. See the table at the beginning of this
Note 7 — Long-term Debt and Warrants
for information about the initial purchase price of the Convertible Notes and Company Warrants.
Material Terms of Subsequent Financing Agreement
The Subsequent Financing Agreement contains customary representations, warranties and agreements by the Company, including an agreement to indemnify the Investors against certain liabilities. The Subsequent Financing Agreement also contains covenants that require the Company to among other things: (i) notify JMCM of the Company’s intention to engage in negotiations relating to any sale, transfer or other disposition of all or substantially all of the property and assets or business related to the launch services segment of the Company or its subsidiaries (the “Launch Services Business”), and if JMCM informs the Company that it has an interest in acquiring the Launch Services Business, the Company will engage in good faith negotiations with JMCM; (ii) offer the holders of the Convertible Notes, so long as any Convertible Notes remain outstanding, participation rights in future offerings of any equity, equity-linked, equity equivalent securities or securities convertible into or exercisable for equity (excluding offerings of Class A Common Stock through an approved at-the-market equity
program), subject to limited exceptions; (iii) not effect or enter into any “Variable Rate Transactions” (as defined in the Subsequent Financing Agreement); and (iv) seek stockholder approval (the “Stockholder Approvals”) in accordance with the listing rules of The Nasdaq Stock Market LLC (“Nasdaq”) with respect to the issuance of the shares of Class A Common Stock issuable upon exercise of the Company Warrants in excess of the limitations imposed by such rules and the shares of Class A Common Stock issuable upon conversion of the Convertible Notes in excess of the limitations imposed by such rules (such shares of Class A Common Stock issuable upon exercise of the Company Warrants or conversion of the Convertible Notes, the “Subsequent Financing Underlying Shares”).
The Subsequent Financing Agreement also provides that for 45 days after the closing date, the Company and its subsidiaries may not, directly or indirectly, register, offer, sell, grant any option or right to purchase, issue or otherwise dispose of, including make any filing to do the same, any equity or equity-linked securities, subject to limited exceptions, including without limitation, sales pursuant to the Company’s ATM Sales Agreement (as defined in the Subsequent Financing Agreement).
The representations, warranties and covenants contained in the Subsequent Financing Agreement were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to such agreement, and may be subject to limitations agreed upon by the contracting parties.

See
Note 15 — Subsequent Events
for information about amendments to the Subsequent Financing Agreement occurring after December 31, 2023.
Material Terms of the Securities issued in the Original Financing and the Subsequent Financing in effect on December 31, 2023
Original Warrants
The Original Warrants expire August 4, 2028 and are immediately exercisable upon issuance at an exercise price of $6.75 per share (or $0.45 per share before the Reverse Stock Split), subject to certain adjustments. The exercise price of the Original Warrants, and the number of Original Warrant Shares potentially issuable upon exercise of the Original Warrants, will be adjusted proportionately if the Company subdivides its shares of common stock into a greater number of shares or combines its shares of common stock into a smaller number of shares. In addition, until the earlier to occur of (i) such date as the Company has completed Equity Issuances (as defined in the Original Warrants) after August 4, 2023 for gross proceeds of at least $20.0 million, and

(ii) August 4, 2024, if the Company grants, issues or sells or is deemed to have granted, issued or sold, any shares of Class A Common Stock (excluding any Excluded Securities (as defined in the Warrants)) for a consideration per share (the “New Issuance Price”) less than a price equal to the Initial Warrant exercise price in effect immediately prior to such granting, issuance or sale or deemed granting, issuance or sale (such Exercise Price then in effect is referred to herein as the “Applicable Price”) (the foregoing a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the exercise price then in effect for the Original Warrants will be reduced to an amount equal to the New Issuance Price. The exercise price for the Original Warrants were adjusted in connection with the Reverse Stock Split and also in connection with the Subsequent Financing (described above). The current exercise price for the Original Warrants is $
0.808
per Original Warrant.
The Original Warrants were registered under the Act pursuant to the Company’s shelf registration statement on Form
S-3
(File
No. 333-271589)
and a prospectus supplement filed on August 4, 2023.
Convertible Notes
The Convertible Notes were not issued pursuant to an indenture. The Convertible Notes mature on November 15, 2025 (the “Maturity Date”), provided that the Maturity Date may be extended upon the written agreement of the Company and the holders of the Convertible Notes. On the Maturity Date, the Company will pay the holders of the Convertible Notes an amount in cash equal to (i) the then-outstanding Stated Principal Amount (as defined in the Convertible Notes) of the Convertible Notes, multiplied by (ii) the then applicable Minimum Return (as defined in the Convertible Notes) amount in effect at such time, plus accrued and uncapitalized interest on the Convertible Notes (such amount, the “Minimum Return Maturity Amount”); provided that if the Maturity Date has been extended the Company will pay such holders an amount in cash equal to the greater of (x) the Minimum Return Maturity Amount and (y) the then-outstanding principal amount plus any accrued and uncapitalized interest on the Convertible Notes. In the event that any prepayment or redemption of the Convertibles Notes is made in full prior to the Maturity Date (or is deemed to have occurred in the case of an Event of Default Acceleration Event (as defined in the Convertible Notes)), the Company will pay in full all outstanding obligations under the Convertible Notes, which will include the payment, if applicable, of any Minimum Return amount (as defined in the Convertible Notes), which ranges from
150% to 175% of the outstanding Stated Principal Amount of the Convertible Notes depending on the timing of the prepayment or redemption event.
The Convertible Notes bear interest at 12.0% per annum, payable in kind, which interest rate would increase to 15.0% per annum upon the existence of an Event of Default (as defined in the Convertible Notes). Interest on the Convertible Notes accrues from November 21, 2023. Interest on the Convertible Notes will be payable in kind on each February 1, May 1, August 1 and November 1, beginning February 1, 2024.
The Convertible Notes are issued by the Company and each of the Company’s subsidiaries, as co-issuers. The
Convertible Notes are secured by first-priority security interests in all tangible and intangible assets, now owned and hereafter created or acquired, of the Company and its subsidiaries, subject to customary exceptions, and are guaranteed by the Company and all of its subsidiaries.
The Company is required to make quarterly amortization payments under each Convertible Note on each February 1, May 1, August 1 and November 1, beginning February 1, 2024, payable in cash in an amount equal to 11.11% of the initial Stated Principal Amount (as defined in such Convertible Note) of such Convertible Note. The holder of a Convertible Note, in its sole discretion, may agree to defer its quarterly amortization payment to the subsequent amortization payment date pursuant to the terms of its Convertible Note.
Holders of the Convertible Notes may, at their option, prior to the second scheduled trading day immediately before the Maturity Date, convert all or any portion of the outstanding amount of their Convertible Notes into shares of Class A Common Stock, at an initial conversion rate of 1,237.6238 shares of Class A Common Stock per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $0.808 per share of Class A Common Stock. The conversion rate will be subject to standard adjustments in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transactions.
Holders of the Convertible Notes have the right to require the Company to repurchase the Convertible Notes upon the occurrence of a Fundamental Change (as defined in the Convertible Notes) for a cash price equal to the greater of (i) the then-outstanding principal amount of Convertible Notes to be repurchased, or (ii) the then applicable Minimum Return amount in effect at such time multiplied by the then-outstanding Stated Principal Amount of Convertible Notes to be repurchased, in each case, plus the accrued and uncapitalized interest on the Convertible Notes; provided that if such Fundamental Change consists of an ASE Disposition (as defined in the Convertible Notes), such offer may be limited to the maximum aggregate then-outstanding principal amount of Convertible Notes that may be repurchased to the extent that the aggregate Fundamental Change Repurchase Prices therefor would not exceed the net cash proceeds from such ASE Disposition in excess of $
5.0
 million.
After the first effective date of any Specified Fundamental Change (as defined in the Convertible Notes), provided the Equity Conditions (as defined in the Convertible Notes) are satisfied, the Company may redeem all (but not less than all) of the then-outstanding principal amount of the Convertible Notes for a cash price equal to the greater of (i) the then-outstanding principal amount of Convertible Notes to be redeemed, or (ii) the then applicable Minimum Return amount in effect at such time multiplied by the then-outstanding Stated Principal Amount of Convertible Notes to be redeemed, in each case, plus the accrued and uncapitalized interest on the Convertible Notes. The Company may not redeem any amounts under the Convertible Notes prior to the Specified Fundamental Change Trigger Date (as defined in the Convertible Notes).
Unless
the Company obtains the Stockholder Approvals, the Company will be prohibited from issuing any shares of Class A Common Stock upon conversion of the Convertible Notes if the issuance of such shares of Class A Common Stock would exceed 19.99% of the Company’s outstanding shares of Class A Common Stock as of the date of the Subsequent Financing Agreement or otherwise exceed the aggregate number of shares of Class A Common Stock which the Company may issue without breaching the Company’s obligations under the Nasdaq listing rules.
The Company is also subject to certain customary affirmative and negative covenants regarding the incurrence of indebtedness, investment transactions, the existence of liens, distributions, restricted issuances, the transfer, sale or disposition of assets and the delivery of annual budgets, among other matters.
If an Event of Default under the Convertible Notes occurs, the principal amount thereof, together with accrued interest thereon, may become immediately due and payable.
See
Note 15 —
Subsequent Events
for information about amendments to the Convertible Notes occurring after December 31, 2023.

Company Warrants
The Company Warrants are immediately exercisable at an exercise price of $0.808 per share of Class A Common Stock, subject to certain adjustments and expire on dates ranging from November 6, 2028, through November 21, 2028. The exercise price of the Company Warrants, and the number of shares of Class A Common Stock potentially issuable upon exercise of the Company Warrants, will be adjusted proportionately if the Company subdivides its shares of Class A Common Stock into a greater number of shares or combines its shares of Class A Common Stock into a smaller number of shares.
In the event of a Fundamental Transaction (as defined in the Company Warrants) that is (i) an all cash transaction, (ii) a
“Rule 13e-3 transaction”
as defined in
Rule 13e-3 under
the Securities Exchange Act of 1934, as amended, or (iii) a Fundamental Transaction involving a person or entity not traded on a national securities exchange, the Company will be required, at the option of the holder of the Company Warrant, to (x) purchase such holder’s Company Warrant by paying to such holder an amount of cash equal to the Black-Scholes Value (as defined in the Company Warrants) of the remaining unexercised portion of such Company Warrant on the date of the consummation of such Fundamental Transaction or (y) exchange the Company Warrant for a security of the Successor Entity (as defined in the Company Warrants) evidenced by a written instrument substantially similar in form and substance to the Company Warrants, including, without limitation, which is exercisable for a corresponding number of shares of capital stock equivalent to the shares of Class A Common Stock acquirable and receivable upon exercise of the Company Warrant prior to such Fundamental Transaction, and with an exercise price which applies the exercise price under the Company Warrant to such shares of capital stock (but taking into account the relative value of the shares of Class A Common Stock pursuant to such Fundamental Transaction and the value of such shares of capital stock, such adjustments to the number of shares of capital stock and such exercise price being for the purpose of protecting the economic value of the Company Warrant immediately prior to the consummation of such Fundamental Transaction).
Unless the Company obtains the Stockholder Approvals, the Company will be prohibited from issuing any shares of Class A Common Stock upon exercise of the Company Warrants if the issuance of such shares of Class A Common Stock would exceed 19.99% of the Company’s outstanding shares of Class A Common Stock as of the date of the Subsequent Financing Agreement or otherwise exceed the aggregate number of shares of Class A Common Stock which the Company may issue without breaching the Company’s obligations under the Nasdaq listing rules.
Fair Value Option of Accounting for Convertible Notes
The Company has elected the fair value option to account for the Convertible Notes. The Company utilized the Monte Carlo Simulation Model to determine the fair value of the Convertible Notes at issuance and subsequently at each reporting date. The Company recognizes the resulting (gain) or loss related to changes to the fair value of the Convertible Notes on the consolidated statements of operations.
The following is a summary of the fair value assumptions applied in determining the initial fair value and the Convertible Notes at each date:

	November 6, 2023	November 21, 2023	December 31, 2023
Risk-free interest rate	4.81%	4.75%	4.21%
Risk adjusted interest rate (for discount payment)	73.0%	73.0%	71.0%
Value per share	$0.73	$1.55	$2.28
Volatility	47.00%	39.50%	35.50%
Fair Value of Warrants
As of December 31, 2023, the Company had 9,196,627 warrants outstanding which are included in warrants to purchase common stock on the consolidated balance sheets at fair value of $18.6 million and comprised of the

Company Warrants and the Original Warrants. This does not include an immaterial number of Shareintel Warrants. The Shareintel Warrants are classified as equity on the consolidated balance sheet and not subject to fair value remeasurement. The Company utilized the Black-Scholes Option Pricing model to determine the fair value of the warrants at issuance and subsequently at each reporting date. The Company recognizes the resulting (gain) or loss related to changes to the fair value of the warrants on the consolidated statements of operations. The following is a summary of the fair value assumptions applied to determine the Black-Scholes fair value of the outstanding warrants at each date:

	November 6, 2023	November 13, 2023	November 21, 2023	December 31, 2023
	Bridge Warrants	Delayed Draw Warrants	Founders Warrants	All Warrants Outstanding
Expected terms (years)	5.0	5.0	5.0	4.9
Expected volatility	100.11%	108.59%	108.79%	109.83%
Risk-free interest rate	4.60%	4.66%	4.41%	3.84%
Expected dividend rate	—	—	—	—
Value per share	$0.73	$1.47	$1.55	$2.28
Exercise Price	$0.81	$0.81	$0.81	$0.81

No Registration. Registration Rights.
The Convertible Notes, the Company Warrants, and the Subsequent Underlying Shares have not been, and the Convertible Notes and the Company Warrants will not be, registered under the Securities Act of 1933, as amended, or the securities laws of any other jurisdiction. The Convertible Notes and Company Warrants were offered and sold to the Investors in a transaction exempt from registration under the Act in reliance on Section 4(a)(2) thereof and Rule 506(b) of Regulation D thereunder. The Investors are “accredited investors,” as defined in Regulation D, and are acquiring the Convertible Notes, the Company Warrants and any Underlying Shares for investment only and not with a view towards, or for resale in connection with, the public sale or distribution thereof.
Pursuant to the Subsequent Financing Agreement, the Company is required to file a registration statement with the SEC no later than May 1, 2024 to register the resale of all Subsequent Underlying Shares. See
Note 15 — Subsequent Events
for information regarding amendments to the Subsequent Financing that extent the Company’s registration obligations with respect to the
Subsequent
Underlying Shares.